Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net
Summary of intangible assets and related accumulated amortization

	As of December 31,
	2020	2021
Automotive Manufacturing Permission (Note 5)	647,174	647,174
Indefinite‑lived intangible assets, net	647,174	647,174
Software	58,097	137,576
Patents	694	694
Definite‑lived intangible assets	58,791	138,270
Less: Accumulated amortization
Software	(21,990)	(33,290)
Patents	(694)	(694)
Accumulated amortization	(22,684)	(33,984)
Definite‑lived intangible assets, net	36,107	104,286
Total intangible assets, net	683,281	751,460

Summary of amortization expenses related to intangible assets for future periods

As of December 31,
2021
2022	16,540
2023	14,121
2024	11,348
2025	9,815
2026 and thereafter	52,462
Total	104,286